Investment in associate (Tables)	12 Months Ended
Dec. 31, 2022
Investment In Associate
Schedule of investments

	2022	2021

Current assets	32,651	33,976
Non-current assets	122,378	109,805
Current liabilities	(22,840)	(35,049)
Non-current liabilities	(96,442)	(91,086)
Equity	35,747	17,646
Company’s share in equity – 30%	10,724	5,294
Goodwill	43,183	43,183
Carrying amount of the investment	53,907	48,477

	2022	2021	2020

Net revenue	138,584	127,618	113,965
Cost of services	(57,421)	(57,935)	(55,926)
General and administrative expenses	(34,991)	(24,025)	(27,341)
Finance results	(4,103)	(4,585)	(4,882)
Income before income taxesz	42,069	41,073	25,816
Income taxes expenses	(1,456)	(1,748)	(252)
Net income for the period	40,613	39,325	25,564
Company’s share of income for the period	12,184	11,797	7,698

	2022	2021	2020

Opening balance	48,477	51,410	45,634
Dividends received	(6,754)	(11,770)	-
Dividends receivable (included in Other assets)	-	(2,960)	(1,922)
Share of income	12,184	11,797	7,698
Closing balance	53,907	48,477	51,410